SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Customer A [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	28.00%	39.00%
Customer C [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		17.00%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%		22.00%
Customer D [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%	12.00%
Customer D [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	25.00%		19.00%
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage			23.00%
Customer E [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%		13.00%
Supplier A [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage		13.00%
Supplier A [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%		13.00%
Supplier B [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	14.00%
Supplier C [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%